RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	1 Months Ended		3 Months Ended	4 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2014	Jan. 31, 2014	Oct. 31, 2015	Nov. 30, 2014	Jul. 31, 2014	Jul. 31, 2014	Jul. 31, 2015	Oct. 13, 2013
Due to Related Parties, Current			$ 100		$ 100	$ 100	$ 100	$ 100
Stock Issued During Period, Value, Issued for Services						$ 500
Shares Issued, Price Per Share					$ 0.0001	$ 0.0001
Stock Issued During Period Value Issued For Founder Services			$ 5,200				$ 9,600
Founder [Member]
Stock Issued During Period, Shares, Issued for Services						5,000,000
Stock Issued During Period, Value, Issued for Services						$ 500
Shares Issued, Price Per Share					$ 0.0001	$ 0.0001
Chief Executive Officer [Member]
Payments for Fees		$ 1,500		$ 6,000	$ 9,000
Consulting Agreements [Member]
Payments for Fees	$ 5,000